Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Contract Amounts Of Derivative Instruments

Contract amounts of derivative instruments at March 31, 2012 and 2013 are shown in the following tables:

	Millions of Yen
	2012	2013
Interest rate swap agreements	¥339,234	¥311,883
Foreign currency contracts	190,543	214,512
Foreign currency options	27,657	8,451

Location And Fair Value Amounts Of Derivatives Designated As Hedging Instruments In Consolidated Balance Sheet

Derivatives designated as hedging instruments

	Current			Long-term
	Fair value			Fair value
	Balance sheet Location	Millions of Yen		Balance sheet Location	Millions of Yen
		2012	2013		2012	2013
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	—	—	Lease deposits and other	¥45	¥835

		2012	2013		2012	2013
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥452	¥217	Deferred income taxes and other	¥1,526	¥1,781

Location And Fair Value Amounts Of Derivatives Not Designated As Hedging Instruments In Consolidated Balance Sheet

Derivatives not designated as hedging instruments

	Current			Long-term
	Fair value			Fair value
	Balance sheet Location	Millions of Yen		Balance sheet Location	Millions of Yen
		2012	2013		2012	2013
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	—	—	Lease deposits and other	—	—
Foreign currency contracts		¥389	¥531		¥79	—
Foreign currency options		36	99		—	—

Total		¥425	¥630		¥79	—

		2012	2013		2012	2013
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥27	¥3	Deferred income taxes and other	¥222	¥238
Foreign currency contracts		3,112	10,114		3,188	10,334
Foreign currency options		1,056	15		—	—

Total		¥4,195	¥10,132		¥3,410	¥10,572

Total Fair Value Amounts Of Derivatives	Total fair value amounts of derivative instruments

	Millions of Yen
	Fair value
	2012	2013
Total asset derivatives	¥549	¥1,465
Total liability derivatives	¥9,583	¥22,702

Location and Amount Of Gains And Losses Related To Derivatives Designated As Hedging Instruments Reported In Consolidated Statements Of Income

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge Interest rate swap agreements	¥(270)	Interest expense	¥(214)	—	—

	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge Interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

Derivatives designated as hedging instruments for the year ended March 31, 2012

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge Interest rate swap agreements	¥(47)	Interest expense	¥(169)	—	—

Derivatives designated as hedging instruments for the year ended March 31, 2013

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge Interest rate swap agreements	¥544	Interest expense	¥(138)	—	—

Derivatives not designated as hedging instruments

Location And Amount Of Gains And Losses Related To Derivatives Not Designated As Hedging Instruments Reported In Consolidated Statements Of Income

Derivatives not designated as hedging instruments

	Location	Millions of Yen
		2011	2012	2013
Interest rate swap agreements	Other, net	¥67	¥(153)	¥8
Foreign currency contracts	Foreign currency exchange (gain) loss, net	1,446	(3,640)	(14,085)
Foreign currency options	Foreign currency exchange (gain) loss, net	254	(976)	1,104

Total		¥1,767	¥(4,769)	¥(12,973)